E. INCOME TAXES (Details - Reconciliation) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Income Tax Disclosure [Abstract]
Federal income taxes based on 34% of pre-tax loss	$ (4,119)	$ (1,983)
State taxes, net of federal benefit	35	30
Permanent adjustments	24	19
Valuation Allowance	4,019	4,757
Other	94	(169)
Provision for income taxes	$ 53	$ 2,654